SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 27. SUBSEQUENT EVENTS

On March 9, 2023, the Compensation Committee of the Company recommended and the Board determined and to grant 2,000,000 Class A shares and 3,000,000 Class B shares to certain directors, officers, employees and consultant at a share price of $0.98 per ordinary share and the shares shall be vested upon the issuances. The fair value of these granted shares were $4,900,000.

On March 15, 2023, the Company entered into a securities purchase agreement with certain accredited investors to purchase approximately $8 million worth of its Class A ordinary shares (or pre-funded warrants to purchase Class A ordinary shares in lieu thereof) in a registered direct offering, and Class A ordinary shares warrants in a concurrent private placement. Under the terms of the securities purchase agreement, the Company has agreed to sell 10,002,500 Class A ordinary shares (or pre-funded warrants in lieu thereof) and warrants to purchase up to 10,002,500 Class A ordinary shares in a concurrent private placement transaction. The pre-funded warrants have an exercise price of $0.01 per share and will be exercisable immediately upon the date of issuance until they are exercised in full. The pre-funded warrants will be issued to certain purchasers who have elected to purchase them in lieu of Class A ordinary shares in this offering, as those purchasers would otherwise have exceeded 9.99% (or such lesser percentage as required by the investor) beneficial ownership of our Class A ordinary shares immediately following the offering. The ordinary share warrants will be exercisable immediately upon the date of issuance and have an exercise price of $0.80. The ordinary share warrants will expire five and a half years from the date of issuance. The purchase price for one ordinary share (or pre-funded warrant in lieu thereof) and a corresponding ordinary share warrant will be $0.80. The gross proceeds to the Company from this registered direct offering are estimated to be $8 million before deducting the placement agent’s fees and other estimated offering expenses. In addition, ordinary share purchase warrants to purchase an aggregate of 8,814,102 ordinary shares previously issued by the Company to certain institutional investors on June 16, 2021 will have the exercise price reduced to $0.80 in connection with this offering. The Company intends to use the net proceeds for its midterm and long-term operations, including for the Company's research and development needs for current and future products, expansion of marketing efforts, and possible acquisitions of complementary assets or businesses.